Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	Kraig Biocraft Laboratories, Inc
Entity Central Index Key	0001413119
Document Type	POS AM
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Condensed Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 195,409	$ 92,240
Loan receivable	6,000
Total Current Assets	201,409	92,240
Property and Equipment, net	22,091	26,287
Total Assets	223,500	118,527
Current Liabilities
Accounts payable and accrued expenses	481,517	238,929
Current portion of loan payable	3,811	3,556
Royalty agreement payable - related party	67,000	67,000
Accrued expenses - related party	564,211	410,955
Total Current Liabilities	1,116,539	720,440
Long Term Liabilities
Convertible note payable - net of debt discount	5,000	5,000
Loan payable, net of current portion	8,456	12,272
Total Liabilities	1,129,995	737,712
Stockholders Deficit
Preferred stock, no par value; unlimited shares authorized, none issued and outstanding		0
Common stock Class A, no par value; unlimited shares authorized,586,720,411 and 553,518,903 shares issued and outstanding, respectively	5,385,920	1,834,082
Common stock Class B, no par value; unlimited shares authorized,no shares issued and outstanding		0
Common Stock Issuable, 1,122,311 and 1,122,311 shares, respectively	22,000	22,000
Additional paid-in capital	920,337	3,490,175
Deferred Compensation		(26,000)
Deficit accumulated during the development stage	(7,234,752)	(5,939,442)
Total Stockholders Deficit	(906,495)	(619,185)
Total Liabilities and Stockholders Deficit	$ 223,500	$ 118,527

Condensed Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Stockholders equity:
Preferred stock, par value	$ 0	$ 0
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock Class A, par value	$ 0	$ 0
Common stock Class A, issued shares	586,720,411	553,518,903
Common stock Class A, outstanding shares	586,720,411	553,518,903
Common stock Class B, par value	$ 0	$ 0
Common stock Class B, issued shares	0	0
Common stock Class B, outstanding shares	0	0
Common Stock Issuable, Shares	1,122,311	1,122,311

Statements of Operations (USD $)	12 Months Ended		68 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative	786,909	591,020	1,560,176
Public Relations		115,443	219,890
Amrotization of Debt Discount		92,600	120,000
Professional Fees	49,903	112,501	286,408
Officer's Salary	210,000	233,558	1,336,394
Contract Settlement			107,143
Research and Development	250,598	141,310	836,716
Total Operating Expenses	1,297,410	1,286,432	4,466,727
Loss from Operations	(1,297,410)	(1,286,432)	(4,466,727)
Other Income/(Expenses)
Other income	2,100		4,881
Change in fair value of embedded derivative liability		(563,563)	(2,790,185)
Change in fair value of embedded derivative liability- related party		119,485	119,485
Interest expense		(52,378)	(102,206)
Total Other Income/(Expenses)	2,100	(496,456)	(2,768,025)
Net (Income) Loss before Provision for Income Taxes	(1,295,310)	(1,782,888)	(7,234,752)
Provision for Income Taxes
Net Income (Loss)	$ (1,295,310)	$ (1,782,888)	$ (7,234,752)
Net Income (Loss) Per Share - Basic and Diluted	$ 0	$ 0
Weighted average number of shares outstanding during the period - Basic and Diluted	572,708,020	401,590,077

Statement of Changes in Stockholders Deficit (USD $)	Preferred Stock	Common Stock - Class A	Common Stock - Class B	Common Stock - Class A Shares to be issued	Additional Paid-In Capital	Deferred Compensation	Deficit Accumulated During Development Stage	Total
Beginning Balance, Amount at Dec. 31, 2009		$ 821,050		$ 222,000	$ 42,060	$ (103,333)	$ (4,156,554)	$ (3,174,777)
Beginning Balance, Shares at Dec. 31, 2009		502,495,099		11,122,311
Stock issued for services ($.01/share), Amount		5,400				(5,000)		400
Stock issued for services ($.01/share), Shares		540,000
Stock issued for services ($.02/share), Amount		334,000						334,000
Stock issued for services ($.02/share), Shares		17,885,915
Stock issued for services ($.08/share), Amount		31,000						31,000
Stock issued for services ($.08/share), Shares		387,500
Stock issued for services ($.15/share), Amount		30,000						30,000
Stock issued for services ($.15/share), Shares		200,000
Stock issued for services ($.05/share), Amount		14,000						14,000
Stock issued for services ($.05/share), Shares		280,000
Warrants issued for services					168,000	(168,000)
Stock issued in connection with convertible note conversion, Amount		115,000						115,000
Stock issued in connection with convertible note conversion, Shares		6,548,620
Stock issued for cash ($.02/share), Amount		270,000		(200,000)				70,000
Stock issued for cash ($.02/share), Shares		13,667,316		(10,000,000)
Stock issued for cash ($.01/share), Amount		28,632						28,632
Stock issued for cash ($.01/share), Shares		4,000,000
Stock issued for cash ($.08/share), Amount		100,000						100,000
Stock issued for cash ($.08/share), Shares		1,179,245
Stock issued for cash ($.06/share), Amount		75,000						75,000
Stock issued for cash ($.06/share), Shares		1,157,407
Exercise of 6,000,000 warrants in exchange for stock, Amount		10,000			677,908			687,908
Exercise of 6,000,000 warrants in exchange for stock, Shares		5,177,801
Deferred compensation realized						250,333		250,333
Forgiveness of accrued payable to related party					499,412			499,412
Forgiveness of derivative liability to related party					2,102,795			2,102,795
Net loss							(1,782,888)	(1,782,888)
Ending Balance, Amount at Dec. 31, 2010		1,834,082		22,000	3,490,175	(26,000)	(5,939,442)	(619,185)
Ending Balance, Shares at Dec. 31, 2010		553,518,903		1,122,311
Stock issued for cash ($.08/share), Amount		100,000						100,000
Stock issued for cash ($.08/share), Shares		1,314,406
Stock issued for cash ($.06/share), Amount		200,000						200,000
Stock issued for cash ($.06/share), Shares		3,013,798
Deferred compensation realized						26,000		26,000
Stock issued for cash ($.05/share), Amount		100,000						100,000
Stock issued for cash ($.05/share), Shares		2,083,333
Stock issued for services ($.07/share), Amount		140,000						140,000
Stock issued for services ($.07/share), Shares		2,029,412
Stock issued for cash ($.07/share), Amount		200,000						200,000
Stock issued for cash ($.07/share), Shares		2,792,574
Stock issued for license ($0.11/share), Amount		242,000						242,000
Stock issued for license ($0.11/share), Shares		2,200,000
Exercise of 20,000,000 warrants in exchange for stock, Amount		2,569,838			(2,569,838)
Exercise of 20,000,000 warrants in exchange for stock, Shares		19,767,985
Net loss							(1,295,310)	(1,295,310)
Ending Balance, Amount at Dec. 31, 2011		$ 5,385,920		$ 22,000	$ 920,337		$ (7,234,752)	$ (906,495)
Ending Balance, Shares at Dec. 31, 2011		586,720,411		1,122,311

Condensed Statements of Cash Flows (USD $)	12 Months Ended		68 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash Flows From Operating Activities:
Net Loss	$ (1,295,310)	$ (1,782,888)	$ (7,234,752)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	5,370	453	5,823
Stock issuable for services			22,000
Change in Fair Value of Derivative Liability		444,079	2,790,703
Stock issued for services	312,000	414,000	908,180
Amortization of debt discount		92,600
Warrants issued to employees		168,000	126,435
Warrants issued to consultants			168,000
Deferred compensation realized	26,000	77,334	200,000
Changes in operating assets and liabilities:
(Increase)Decrease in prepaid expenses		3,124
(Increase)Decrease in other receivables
Increase in accrued expenses and other payables - related party	153,256	280,565	1,063,623
(Decrease) Increase in royalty agreement payable - related party
Increase in accounts payable	242,588	107,283	548,517
Net Cash Used In Operating Activities	(556,096)	(195,450)	(1,401,471)
Cash Flows From Investing Activities:
Loan receivable	(6,000)		(6,000)
Purchase of Fixed Assets and Domain Name	(1,174)	(26,740)	(27,914)
Net Cash Used In Investing Activities	(7,174)	(26,740)	(33,914)
Cash Flows From Financing Activities:
Proceeds from Notes Payable - Stockholder
Repayments of Notes Payable - Stockholder
Proceeds from issuance of convertible note			120,000
Loan payable	(3,561)	15,828	12,267
Proceeds from issuance of common stock	670,000	274,032	1,498,527
Net Cash Provided by Financing Activities	666,439	289,860	1,630,794
Net Increase (Decrease) in Cash	103,169	67,670	195,409
Cash at Beginning of Period	92,240	24,570
Cash at End of Period	195,409	92,240	195,409
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for taxes
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise	2,569,838		2,569,838
Shares issued in connection with convertible note payable		115,000	115,000
Beneficial conversion feature on convertible notes and related debt discount		$ 120,000	$ 120,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

(A)  Organization

Kraig Biocraft Laboratories, Inc. (a development stage company) (the "Company") was incorporated under the laws of the State of Wyoming on April 25, 2006. The Company was organized to develop high strength, protein based fiber, using recombinant DNA technology, for commercial applications in the textile and specialty fiber industries.

Activities during the development stage include developing the business plan and raising capital.

(B) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period.  Actual results could differ from those estimates.

(C) Cash

For purposes of the cash flow statements, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

(D) Loss Per Share

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by FASB Accounting Standards Codification No. 260, “Earnings per Share.”  As of December 31, 2011 and 2010, warrants were not included in the computation of income/ (loss) per share because their inclusion is anti-dilutive.

(E) Research and Development Costs

The Company expenses all research and development costs as incurred for which there is no alternative future use. These costs also include the expensing of employee compensation and employee stock based compensation.

(F) Income Taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-25”).  Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Effective January 1, 2009, the Company adopted guidance regarding accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the financial statements and applies to all federal or state income tax positions. Each income tax position is assessed using a two step process. A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities. If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement. As of December 31, 2011 and 2010 there were no amounts that had been accrued in respect to uncertain tax positions.

None of the Company’s federal or state income tax returns is currently under examination by the Internal Revenue Service (“IRS”) or state authorities.  However, fiscal years 2008 and later remain subject to examination by the IRS and respective states.

The net deferred tax liability in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	2011	2010

Expected income tax recovery (expense) at the statutory rate of 34%	$(440,405)	$(606,182)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	527	(150,525)
Change in valuation allowance	439,879	756,707

Provision for income taxes	$-	$-

The components of deferred income taxes are as follows:

	Years Ended December,
	2011	2010

Deferred tax liability:	$-	$-
Deferred tax asset
Net Operating Loss Carryforward	1,808,796	1,368,917
Valuation allowance	(1,808,796)	(1,368,917)
Net deferred tax asset	-	-
Net deferred tax liability	$-	$-

The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized. This is necessary due to the Company’s continued operating losses and the uncertainty of the Company’s ability to utilize all of the net operating loss carryforwards before they will expire through the year 2031.

The net change in the valuation allowance for the year ended December 31, 2011 and 2010 was an increase of $439,879 and $756,707, respectively.

(G) Derivative Financial Instruments

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value for accounting purposes. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once determined, derivative liabilities are adjusted to reflect fair value at each reporting period end, with any increase or decrease in the fair value being recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.

(H) Stock-Based Compensation

In December 2004, the FASB issued FASB Accounting Standards Codification No. 718, Compensation – Stock Compensation.  Under FASB Accounting Standards Codification No. 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans.  As such, compensation cost is measured on the date of grant at their fair value.  Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.  The Company applies this statement prospectively.

Equity instruments (“instruments”) issued to other than employees are recorded on the basis of the fair value of the instruments, as required by FASB Accounting Standards Codification No. 718.  FASB Accounting Standards Codification No. 505, Equity Based Payments to Non-Employees defines the measurement date and recognition period for such instruments.  In general, the measurement date is when either a (a) performance commitment, as defined, is reached or (b) the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the FASB Accounting Standards Codification.

(I) Business Segments

The Company operates in one segment and therefore segment information is not presented.

(J) Recent Accounting Pronouncements

There are no new accounting pronouncements that have any impact on the Company’s financial statements.

(K) Reclassification

The 2010 financial statements have been reclassified to conform to the 2011 presentation.

 (L) Equipment

The Company values property and equipment at cost and depreciates these assets using the straight-line method over their expected useful life. The Company uses a five year life for automobiles.

In accordance with FASB Accounting Standards Codification No. 360, Property, Plant and Equipment, the Company carries long-lived assets at the lower of the carrying amount or fair value. Impairment is evaluated by estimating future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected undiscounted future cash flow is less than the carrying amount of the assets, an impairment loss is recognized. Fair value, for purposes of calculating impairment, is measured based on estimated future cash flows, discounted at a market rate of interest.

There were no impairment losses recorded during the years ended December 31, 2011 and 2010.

GOING CONCERN	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 2 - GOING CONCERN

As reflected in the accompanying financial statements, the Company is in the development stage, has a working capital deficiency of $915,130 and stockholders’ deficiency of $906,495 and used $1,401,471 of cash in operations from inception.  This raises substantial doubt about its ability to continue as a going concern.  The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.

EQUIPMENT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 3 - EQUIPMENT

At December 31, 2011 and 2010 equipment is as follows:

	As of December 31, 2011	As of December 31, 2010

Automobile	$25,828	$25,828
Office Equipment	2,086	911
Less Accumulated Depreciation	(5,823)	(453)

Total Property and Equipment	$22,091	$26,287

Depreciation and amortization expense for the year ended December 31, 2011 and 2010 was $5,370 and $453 respectively.

CONVERTIBLE DEBT, DEBT DISCOUNT AND FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 4 - CONVERTIBLE DEBT, DEBT DISCOUNT AND FAIR VALUE MEASUREMENT OF DERIVATIVE FINANCIAL INSTRUMENTS

On July 17, 2009, the Company entered into an agreement with an investor group where the Company will issue up to $120,000 in convertible units.  The debentures will be in the face amount of $10,000 each, mature on December 31, 2010, bear interest at the rate of 5% simple interest per annum, payable at maturity or convertible with the principal, and the principal and interest shall be convertible at the option of the holder at a fixed price of $0.018 per share.  Each debenture shall have a warrant attached exercisable for the purchase of 500,000 shares of common stock.  The warrants shall expire on December 31, 2011, have a cashless exercise provision, and be exercisable at a fixed price of $0.02.  The agreement also requires the investment group to purchase up to $1,000,000 of common stock monthly at the lesser of $75,000 or 200% of the average daily volume multiplied by the average of the daily closing prices for the ten days immediately preceding the exercise date.  Each investment by the investment group is priced at the lowest closing “bid” price of the common stock during the five days immediately before the investment.  The term of the funding shall be the earlier of (a) the drawing down of the entire $1,000,000 or (b) 24 months after the Effective Date, August 12, 2011.  In addition, the Company is required to file and maintain an effective registration statement covering the convertible units, cannot issue more than 5% of its common stock outstanding without the investor group’s consent and must maintain a contractual relationship with a public relations firm, which is related to the investor group (see Note 5(D)). The Company has issued $120,000 of convertible debt to date.   On July 21, 2010, the issuance of 1,799,434 shares was approved by the board of directors in exchange for the $15,000 specified in the put notice (See Note 8).

The $120,000 convertible debt instrument was determined to have a separate derivative liability instrument requiring bifurcation and the computation of fair value. The conversion price per share equals to the lower of the conversion price and the average closing bid price of the common stock during the 20 trading days prior to and including the date on which the conversion notice is delivered to the holder, however, the mandatory Conversion price shall not be less than $0.005. The Company calculated the estimated fair values of the liabilities for warrant derivative instruments and embedded conversion option derivative instruments with the Black-Scholes option pricing model.

The fair value of the embedded conversion options at the commitment date was $251,919.  Of the total, $120,000 was assigned to debt discount and $131,919 was recorded as a derivative expense.

On February 11, 2010 the Company authorized the issuance of 5,694,451 shares of Common Stock for the exercise price of $0.02/share in exchange for $100,000 in convertible note payable and on April 6, 2010 the Company authorized the issuance of 854,169 shares of Common Stock for the exercise price of $0.02/share in exchange for $15,000 in convertible note payable.

At December 31, 2010, pursuant to the agreement, all outstanding principal and accrued interest on the convertible debt was due, and the conversion rights of the holder terminated.  Accordingly, at December 31, 2010, the Company determined that no derivative liability existed in connection to the outstanding remaining debt of $5,000 at December 31, 2010.

In addition, on October 4, 2010, the Company issued 5,177,801 shares in connection with the cashless exercise of the 6,000,000 warrants.

At June 30, 2011 the Company recorded interest expense and related accrued interest payable of $2,466.  The Company also recorded $92,600 for the amortization of debt discount in interest expense on the statement of operations.  The debt discount is being amortized over the life of the convertible debt.

LOAN PAYABLE	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 5 - LOAN PAYABLE

On December 8, 2010 the Company entered into a five year loan agreement with the principal loan amount of $15,828.24. The loan carries an interest rate of 6.94%, and is secured by an automobile.

Schedule maturities of long-term obligations at years ending December 31:
2012	$3,811
2013	4,084
2014	4,372
$12,267

STOCKHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 6 - STOCKHOLDERS' DEFICIT

(A)Common Stock Issued for Cash

On April 28, 2006, the Company issued 8,000 shares of common stock for cash of $400 ($0.05 per share).

On January 8, 2007 the Company issued 1,750,000 shares of common stock for $15,000 ($0.01/share).  This agreement was subsequently terminated effective May 23, 2007.

 On January 22, 2007 the Company issued 12,000,000 shares of common stock for $103,000 ($0.01/share).   In addition, 9,000,000 shares were issued for $3,000 ($0.0003/share).

On April 4, 2007, the Company issued 1,875,000 shares of common stock for cash of $15,000 ($0.01 per share).

On April 20, 2007, the Company issued 1,875,000 shares of common stock for cash of $15,000 ($0.01 per share).

On May 18, 2007, the Company issued 13,125,000 shares of common stock for cash of $105,000 ($0.01 per share).

On August 28, 2007 the Company entered into a stock purchase agreement to issue 80,495,000 shares common stock in the amount of $241,485 ($0.003/share).

On August 29, 2007 the Company entered into a stock purchase agreement to issue 200,000 shares common stock in the amount of $600 ($0.003/share).

On August 29, 2007 the Company entered into a stock purchase agreement to issue 8,300,000 shares common stock in the amount of $24,900 ($0.003/share).

On September 1, 2007 the Company entered into a stock purchase agreement to issue 25,000 shares common stock in the amount of $75 ($0.003/share).

On September 5, 2007 the Company entered into a stock purchase agreement to issue 120,000 shares common stock in the amount of $360 ($0.003/share).

On September 12, 2007 the Company entered into a stock purchase agreement to issue 1,025,000 shares common stock in the amount of $3,075 ($0.003/share).

In accordance with the May 2007 stock purchase agreement which contains an anti-dilution clause which requires the Company to issue additional common shares under the stock purchase agreement for any subsequent issuance at a price below $.08 per share for a period of 12 months, the Company has issued 28,125,000 additional shares through May 2008 as a result of the subsequent stock issuances at $0.003/share.

On April 24, 2009 the Company issued 2,000,000 shares of common stock for $20,000 ($0.01/share).

On May 22, 2009, the Company issued 500,000 shares of common stock for $5,000 ($0.01/share).

On September 30, 2009, the Company issued 366,599 shares of common stock for $3,000 ($0.01/share).

On May 18, 2010, the Company issued 4,000,000 shares of common stock for cash of $21,642 and in exchange of $6,990 in note payables ($0.007158 per share).

On July 21, 2010, the Company issued 1,875,000 shares of common stock for $15,000 ($0.008/share).

On September 10, 2010, the Company issued 1,351,351 shares of common stock for $20,000 ($0.0148/share).

On September 22, 2010, the Company issued 1,286,765 shares of common stock for $35,000 ($0.0272/share).

On October 15, 2010, the Company issued 1,179,245 shares of common stock for $100,000 ($0.084/share).

On December 7, 2010, the Company issued 1,157,407 shares of common stock for $75,000 ($0.065/share).

On January 25, 2011 the Company issued 1,470,588 shares of common stock for $100,000 ($0.068/share).

On March 22, 2011 the Company issued 2,083,333 shares of common stock for $100,000 ($0.048/share).

On April 18, 2011 the Company issued 1,029,412 shares of common stock for $70,000 ($0.07/share).

On April 22, 2011 the Company issued 1,420,455 shares of common stock for $100,000 ($0.07/share).

On September 22, 2011, the Company issued 1,372,119 shares of common stock for $100,000 ($0.07/share).

On November 9, 2011, the Company issued 1,314,406 shares of common stock for $100,000 ($0.08/share).

On December 16, 2011, the Company issued 1,543,210 shares of common stock for $100,000 ($0.06/share).

(B) Common Stock Issued for Intellectual Property

On April 26, 2006, the Company issued 332,292,000 shares of common stock to its founder having a fair value of $180 ($0.000001/share) in exchange for intellectual property.  The fair value of the patent was determined based upon the historical cost of the intellectual property contributed by the founder.

(C) Common Stock Issued for Services

On May 8, 2006, the Company entered into a license agreement for research and development. Pursuant to the terms of the agreement, the Company issued 17,500,000 shares of common stock upon execution of the agreement. The Company also received a five-year call option from the license holder to repurchase 7,000,000 common shares at an exercise price of $150,000 or $.02 per share. The option gives the Company the right, but not the obligation to repurchase the shares of common stock.  The call option expires May 4, 2011. As of June 30, 2011 the value of the stock was $.07 per share.  The Company does not have the obligation to repurchase the shares.

On July 1, 2006 the Company entered into a five year consulting agreement for research and development. Pursuant to the terms of the agreement, the Company paid 700,000 shares of common stock upon execution.  These shares had a fair value of $5,600 ($0.01/share) based upon the recent cash offering price.  Additionally, 2,000,000 shares of common stock were issued on May 18, 2007 with a fair value of $16,000 ($0.01/share).   As of December 31, 2008, the Company issued 600,000 shares of common stock for consulting services rendered with a fair value of $6,000 ($0.01/share).  On January 15, 2008 the Company authorized the issuance of 400,000 shares of common stock for consulting services rendered with a fair value of $4,000 ($0.01/share).

On July 1, 2009, the issuance of 280,000 shares was approved by the board of directors as repayment for services previously provided to the Company by a consultant having a fair value of $14,000 ($0.05/share) in accordance with a consulting agreement (See Note 7(C)).

On July 1, 2009, the issuance of 482,825 shares was approved by the board of directors as partial payment for services previously provided to the Company by a consultant in accordance with a consulting agreement.  The total amount of issuable shares for the consultant is 1,122,311 shares, which includes 400,000 issuable shares previously approved by the board of directors and 239,486 shares were approved to be issued on November 19, 2009 for a fair value of $18,000 (See Note 7(C)).

On August 3, 2009, the Company entered into an agreement with a consultant to provide investor relations services.  On October 5, 2009 the Company issued 10,000,000 shares with a fair value of $200,000 ($0.02/share) to a consultant for investor relations to be provided over a term of 180 days.  The Company started receiving services beginning October 5, 2009.  As of March 31, 2010 $200,000 was recorded (See Note 7(D)).

On January 15, 2010 the Company issued 500,000 shares with a fair value of $5,000 ($0.01/share) to a consultant for investor relations to be provided over a term of 12 months once certain conditions are met.  As of March 31, 2010, $5,000 was recognized as deferred compensation (See Note 7).

On May 21, 2010 the Company issued 40,000 shares with a fair value of $400 ($0.01/share) to a consultant for research and development services (See Note 7(C )).

On July 30, 2010 the Company issued 2,400,000 shares with a fair value of $30,000 ($0.0125/share) to a consultant for legal services incurred in behalf of the Company.

On August 26, 2010 the Company issued 280,000 shares with a fair value of $14,000 ($0.05/share) to a consultant for research and development services provided in the past.

On August 26, 2010 the Company issued 985,915 shares with a fair value of $14,000 ($0.0142/share) to a consultant for research and development services provided in the past (See Note 7 (C)).

On August 26, 2010 the Company issued 4,500,000 shares with a fair value of $90,000 ($0.02/share) to a consultant for research and development services (See Note 7 (C)).

On August 26, 2010 the Company issued 10,000,000 shares with a fair value of $200,000 ($0.02/share) to a consultant for research and development services (See Note 7 (C)).

On September 16, 2010, the Company entered into an agreement with a consultant to provide technical support.  On September 16, 2010 the Company issued 100,000 shares, as a sign on bonus, with a fair value of $15,000 ($0.15/share) to the consultant for technical support to be provided over the next 3 years. In addition, the consultant shall receive 30,000 shares for three years commencing on or about September 10 of each of the next three years (See Note 7(C)).

On September 16, 2010, the Company entered into an agreement with a consultant to provide technical support.  On September 16, 2010 the Company issued 100,000 shares, as a sign on bonus, with a fair value of $15,000 ($0.15/share) to the consultant for technical support to be provided over the next 3 years. In addition, the consultant shall receive 30,000 shares for three years commencing on or about September 10 of each of the next three years (See Note 7(C)).

On September 23, 2010 the Company issued 387,500 shares with a fair value of $31,000 ($0.08/share) to a consultant for legal services incurred on behalf of the Company.

On April 1, 2011 the Company issued 1,000,000 shares with a fair value of $70,000 ($0.07/share) to a consultant for research and development services.

On April 18, 2011, the Company issued 1,029,412 shares of stock with a fair value of $70,000 based on the average trading price over a 30 day period for a research and development consulting agreement.

On October 28, 2011, the Company issued 2,200,000 shares of stock with a fair value of $242,000 ($0.11/share) to obtain the use of a license.

(D) Cancellation and Retirement of Common Stock

On December 29, 2006, the Company’s founder returned 11,666,500 shares of common stock to the Company.  These shares were cancelled and retired.  Accordingly, the net effect on equity is $0.

(E) Common Stock Warrants

During 2006, the Company issued 6,000,000 warrants to an officer under his employment agreement.   The Company recognized an expense of $126,435 for the period from inception to December 31, 2006.  The Company recorded the fair value of the warrants  based on the fair value of each warrant grant estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions used for grants in 2006, dividend yield of zero, expected volatility of 183%; risk-free interest rates of 4.98%, expected life of one year. The warrants vested immediately.   The options expire between 5 and 9 years from the date of issuance and have an exercise price of between $.21 and $.40 per share. During November 2006, the Company and the officer entered into an amendment to the employment agreement whereby all the warrants were retired.

On July 29, 2010, the Company issued a warrant for 20,000,000 common shares in connection to a consulting agreement. The warrant was value at $200,000, the fair value of the services to be provided pursuant to the agreement. The warrant has a term of 2 years.

On October 4, 2010, the Company issued 5,177,801 shares in connection with the cashless exercise of the 6,000,000 warrants.

On May 11, 2011, the Company issued 19,767,985 shares in connection with the cashless exercise of the 20,000,000 warrants.

(F)  Amendment to Articles of Incorporation

On February 16, 2009, the Company amended its articles of incorporation to amend the number and class of shares the Company is authorized to issue as follows:

·	Common stock Class A, unlimited number of shares authorized, no par value
·	Common stock Class B, unlimited number of shares authorized, no par value

·	Preferred stock, unlimited number of shares authorized, no par value

(G) Stock Split Effected in the Form of a Stock Dividend

On March 23, 2009, the Company's Board of Directors declared a nine-for-one stock split to be effected in the form of a dividend.  The stock dividend was distributed to shareholders of record as of April 27, 2009.  A total of 449,773,650 shares of common stock were issued.  All basic and diluted loss per share and average shares outstanding information has been adjusted to reflect the aforementioned stock dividend.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 7 - COMMITMENTS AND CONTINGENCIES

On March 18, 2010, the Company entered into an addendum to the employment agreement whereby the Company will reimburse the employee and his family for up to $20,000 of out of pocket medical and dental care costs, including prescription costs or co-pays.

On September 30, 2010, the Company entered into an addendum to the employment agreement whereby all but $250,000 of unpaid back salary will be forgiven by the principal stockholder.  The addendum also eliminated the various milestone achievement awards from the prior employment agreements.  In addition, the addendum reduced the interest rate to 3% per year.  Further, the conversion rights for unpaid back salary where amended whereby the principal shareholder has the option to convert any accured salary into Class “A” Common stock by dividing the dollar value of the debt to be converted to stock by the closing price of the stock on the date that the conversion notice is received by the Company.  This amemdment effectively eliminated any beneficial conversion features related to accrued salary of September 30, 2010.  In exchange the Company will issue 10,000,000 preferred shares to the principal stockholder no later then September 30, 2011.

On November 10, 2010, the Company entered into an addendum to the employment agreement, effective January 1, 2011 through the December 31, 2015.  The term of the agreement is a five year period at an annual salary of $210,000.  There is a 6% annual increase.  The employee is also to receive a 20% bonsus based on the annual based salary.  Any stock, stock options bonuses have to be approved by the board of directors (See Note 8).

(B)License Agreement

On May 8, 2006, the Company entered into a license agreement.  Pursuant to the terms of the agreement, the Company paid a non-refundable license fee of $10,000. The Company will pay a license maintenance fee of $10,000 on the one year anniversary of this agreement and each year thereafter.  The Company will pay an annual research fee of $13,700 with first payment due January 2007, then on each subsequent anniversary of the effective date commencing May 4, 2007.  Pursuant to the terms of the agreement the Company may be required to pay additional fees aggregating up to a maximum of $10,000 a year for patent maintenance and prosecution relating to the licensed intellectual property.

On October 28, 2011, the Company entered into a license agreement with the University of Notre Dame. Under the agreement, the Company received exclusive and non-exclusive rights to certain spider silk technologies including commercial rights with the right to sublicense such intellectual property. In consideration of the licenses granted under the agreement, the Company agreed to issue to the University of Notre Dame 2,200,000 shares of its common stock and to pay a royalty of 2% of net sales. In addition, the Company is in negotiations with the University of Notre Dame for a research and development agreement. Upon successfully entering into such an agreement, the Company anticipates it could owe approximately $144,000.

The license agreement has a term of 20 years which can be extended on an annual basis after that. It can be terminated by the University of Notre Dame if the Company defaults on its obligations under the agreement and fails to cure such default within 90 days of a written notice by the university. The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years.

(C)Royalty and Research Agreements

On September 16, 2010, the Company entered into an agreement with a consultant for research and development.  On September 16, 2010 the Company issued 100,000 shares as a sign on bonus with a fair value of $15,000 ($0.15/share) to the consultant for technical support to be provided over the next 3 years. In addition, the consultant shall receive 30,000 shares for three years commencing on or about September 10 of each of the next three years (See Note 6(C)).

On September 16, 2010, the Company entered into an agreement with a consultant for research and development.  On September 16, 2010 the Company issued 100,000 shares as a sign on bonus with a fair value of $15,000 ($0.15/share) to the consultant for technical support to be provided over the next 3 years. In addition, the consultant shall receive 30,000 shares for three years commencing on or about September 10 of each of the next three years (See Note 6(C)).

On May 21, 2010 the Company entered into a three year consulting agreement for research and development.   Pursuant to the terms of the agreement, the Company is required to issue 40,000 shares upon the execution of the agreement and subsequently 10,000 shares per year during the three year term of the agreement.  The annual payment of 10,000 shares for the three years begins on Janaury15 of each of the next three years following the execution of this agreement.

On May 1, 2008 the Company entered into a five year consulting agreement for research and development. Pursuant to the terms of the agreement, the Company will be required to pay $1,000 per month, or at the Company’s option, the consulting fee may be paid in the form of Company common stock based upon the greater of $0.05 per share or the average of the closing price of the Company’s shares over the five days preceding such stock issuance.  As of June 30, 2011 the Company had accrued $17,000 of accounts payable for the services provided of which was paid in common stock on July 1, 2009 (See Note 6(C)).  As of June 30, 2011 the Company issued 280,000 shares of common stock in exchange for $14,000 of accounts payable for the services performed.  As of December 31, 2011, $12,000 was accrued for unpaid services provided during the year.

On December 26, 2006, the Company entered into an addendum to the intellectual property transfer agreement with an officer.  In consideration of the Company issuing either 200,000 preferred shares with the following preferences; no dividends and voting rights equal to 100 common shares per share of preferred stock or the payment of $120,000, the officer agreed to terminate the royalty payments due under the agreement and give title to the exclusive license for the non protective apparel use of the intellectual property to the Company.  On the date of the agreement, the Company did not have any preferred stock authorized with the required preferences.  In accordance with FASB Accounting Standards Codification No 480, Distinguishing Liabilities from Equity, the Company determined that the present value of the payment of $120,000 that was due on December 26, 2007, the one year anniversary of the addendum, should be recorded as an accrued expense until such time as the Company has the ability to assert that it has preferred shares authorized.  As of March 31, 2010, the Company has recorded $120,000 in accrued expenses- related party.  On December 21, 2007 the officer extended the due date to July 30, 2008.  On May 30, 2008 the officer extended the due date to December 31, 2008.  On October 10, 2008, the officer extended the due date to the earlier of (a) March 30, 2010 or (b) upon demand by the officer.  The due date was extended to March 31, 2011.  On September 8, 2009, a payment of $15,000 was paid to the officer. An additional payment of $10,000 was made on October 19, 2009 and December 1, 2009, respectfully.  Additionally, the accrued expenses are accruing 7% interest per year. On January 15, 2010 an additional payment of $10,000 was made.  During the quarter ending September 30, 2010 an additional payment of $8,000 was made. As of December 31, 2011 the outstanding balance is $67,000. As of December 31, 2011, the Company recorded interest expense and related accrued interest payable of $2,786 (See Note 8).

On February 1, 2007 the Company entered into a consulting agreement for research and development for period of one year at a cost of $150,000.  In April 2008, this agreement was extended through March 31, 2009 on a cost reimbursement basis.  Reimbursements are to be made quarterly and are not to exceed $35,000.  On March 1, 2010 the Company entered into a one year consulting agreement for research and development. Pursuant to the terms of the agreement, the Company will be required to pay up to $150,000 in research and development fees on a cost reimbursement basis.   The agreement expired on February 28, 2011 (See Note 9).

On July 1, 2006 the Company entered into a five year consulting agreement for research and development. Pursuant to the terms of the agreement, the Company paid 700,000 shares of common stock upon execution.  These shares had a fair value of $5,600 ($0.01/share) based upon the recent cash offering price.  Additionally, 2,000,000 shares of common stock were issued on May 18, 2007 with a fair value of $16,000 ($0.01/share).   As of December 31, 2008, the Company issued 600,000 shares of common stock for consulting services rendered with a fair value of $6,000 ($0.01/share).  On January 15, 2008 the Company authorized the issuance of 400,000 shares of common stock for consulting services rendered with a fair value of $4,000 ($0.01/share).   On July 1, 2009, the issuance of 482,825 shares was approved by the board of directors as partial payment for services previously provided to the Company by a consultant in accordance with a consulting agreement.  The total amount of issuable shares for the consultant is 1,122,311 shares, which includes 400,000 issuable shares previously approved by the board of directors and 239,486 shares approved to be issued in November 2009. On August 26, 2010, the Company entered into an addendum to the employment agreement where the monthly fee to the consultant was increased to $10,000 per month starting on September 1, 2010.  On August 26, 2010 the Company issued 985,915 shares with a fair value of $14,000 ($0.0142/share) to a consultant for research and development services provided in the past In addition, On August 26, 2010 the Company issued 4,500,000 bonus shares with a fair value of $90,000 ($0.02/share) to a consultant for research and development services and 10,000,000 shares with a fair value of $200,000 ($0.02/share) to a consultant for research and development services (See Note 6(C) ).

(D)Consulting Agreement

On August 3, 2009, the Company entered into an agreement with a consultant to provide investor relations services.  On October 5, 2009 the Company issued 10,000,000 shares with a fair value of $200,000 ($0.02/share) to a consultant for investor relations to be provided over a term of 180 days.  The Company started receiving services beginning October 5, 2009.  As of September 30, 2011, $200,000 was recorded as a consulting expense (See Note6(C)).

On January 15, 2010, the Company entered into an agreement with a consultant to provide investor relations services in exchange for 500,000 shares or $15,000.  On January 15, 2010 the Company issued 500,000 shares with a fair value of $5,000 ($0.01/share) to a consultant for investor relations to be provided over a term of 12 months (See Note 6(C)).

On July 29, 2010, the Company entered into an agreement with a consultant to provide investor relations services in exchange for a warrant for 20,000,000 common shares. The value of the services was $200,000, which approximated fair value.  The agreement will remain in effect until January 29, 2011(See Note 6(E)).

On April 8, 2011 the Company entered into a five year consulting agreement for research and development. Pursuant to the terms of the agreement, the Company has to issue within 10 days following the effective date $70,000 worth of stock and pay a license fee of $30,000.  The Company has a five year right to exercise the option for a commercial medical license or the commercial textile license.  The fee for the first license is a $289,000 and shares equivalent in value to $675,000.  The fee for a second commercial license is $75,000 and shares equivalent in value to $175,000.  All payments are non-refundable. On April 18, 2011, the Company issued 1,029,412 shares of stock with a fair value of $70,000 based on the average trading price over a 30 day period.

On September 30, 2011 the Company entered into an addendum to an agreement with a consultant, superseding previous agreements, to provide research and development for a term of four years. Pursuant to the terms of the agreement, the Company will issue 3,000,000 shares of the Company’s common stock and replaces any stock currently owed to the consultant pursuant to consulting fee provisions of prior agreements.  Additionally the Company will issue one million shares of the Company’s common stock per year as a consulting fee on the annual anniversary of this agreement or at the Company’s option, pay an annual consulting fee of $100,000.  As of September 30, 2011, the fair value of the Company’s shares of common stock was $0.10 per share and the Company owed the consultant $130,000.  Accordingly, the Company has recorded an additional liability to the consultant of $170,000 as of September 30, 2011.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 8 - RELATED PARTY TRANSACTIONS

On October 6, 2006 the Company received $10,000 from a principal stockholder.    Pursuant to the terms of the loan, the advance bears interest at 12%, is unsecured and matured on May 1, 2007. At June 30, 2011 the Company recorded interest expense and related accrued interest payable of $776.   As of June 30, 2011, the loan principal was repaid in full.

On December 26, 2006, the Company entered into an addendum to the intellectual property transfer agreement with an officer.  In consideration of the Company issuing either 200,000 preferred shares with the following preferences; no dividends and voting rights equal to 100 common shares per share of preferred stock or the payment of $120,000, the officer agreed to terminate the royalty payments due under the agreement and give title to the exclusive license for the non protective apparel use of the intellectual property to the Company.  On the date of the agreement, the Company did not have any preferred stock authorized with the required preferences.  In accordance with In accordance with FASB Accounting Standards Codification No. 480, Distinguishing Liabilities from Equity, the Company determined that the present value of the payment of $120,000 that was due on December 26, 2007, the one year anniversary of the addendum, should be recorded as an accrued expense until such time as the Company has the ability to assert that it has preferred shares authorized.  As of March 31, 2010, the Company has recorded $120,000 in royalty agreement payable- related party.  On December 21, 2007 the officer extended the due date to July 30, 2008.  On May 30, 2008 the officer extended the due date to March 31, 2009.  On October 10, 2008, the officer extended the due date to the earlier of (a) March 30, 2010 or (b) upon demand by the officer. On March 30, 2010, the officer extended the due date to the earlier of (a) March 30, 2010 or (b) upon demand by the officer.  On September 8, 2009, a payment of $15,000 was paid to the officer. On October 19, 2009 and December 1, 2009, $10,000 was paid to the officer respectfully.  An additional payment of $10,000 was made on January 15, 2010.  During the quarter ending September 30, 2010 an additional payment of $8,000 was made. As of September 30, 2011, the outstanding balance is $67,000.  Additionally, the accrued expenses are accruing 7% interest per year.  As of December 31, 2011 the Company recorded interest expense and related accrued interest payable of $2,786 (See Note 7(C).

As of December 31, 2011, the Company owes $430,968 in accrued salary to principal stockholder.    On September, 2010, the Company entered into an addendum to the employment agreement whereby all but $250,000 of unpaid back salary will be forgiven by the principal stockholder.  Also, the interest rate was reduced to 3% per year.  In exchange the Company will issue 10,000,000 preferred shares to the principal stockholder no later then September 30, 2011.  As of December 31, 2011, no accrued salary has been converted to Class “A” Common Stock.  On November 10, 2010, the Company entered into an addendum to the employment agreement, effective January 1, 2011 through the December 31, 2015.    The term of the agreement is a five year period at an annual salary of $210,000.  There is a 6% annual increase.  The employee is also to receive a 20% bonsus based on the annual based salary.  Any stock, stock options bonuses have to be approved by the board of directors (See Note 6(A)).

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 9 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 20, 2012, the date on which the financial statements were available to be issued.

On January 20, 2012, the Company issued 1,562,500 shares of common stock for $100,000 ($0.06/share).